UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period:  March 31, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2021

LEUTHOLD FUNDS

Leuthold Core Investment Fund

Retail Class Shares   LCORX

Institutional Class Shares   LCRIX

Leuthold Global Fund

Retail Class Shares   GLBLX

Institutional Class Shares   GLBIX

Leuthold Select Industries Fund

LSLTX

Grizzly Short Fund

GRZZX

Leuthold Core ETF

LCR

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this semi-annual report is accurate or complete. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Inside Cover - blank

Leuthold Funds

Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund

Allocation of Portfolio Holdings

March 31, 2021

Leuthold Global Fund

Allocation of Portfolio Holdings

March 31, 2021

^ Amount is less than 0.05%.
Reflected as a percent of absolute value of investments and securities sold short.

Leuthold Funds - 2021 Semi-Annual Report	1

Leuthold Funds

(Unaudited)

Leuthold Select Industries Fund

Allocation of Portfolio Holdings

March 31, 2021*

Grizzly Short Fund

Allocation of Securities Sold Short

March 31, 2021

* Excludes short-term investments less than 5% of net assets.
Reflected as a percent of absolute value of investments and securities sold short.

2	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

(Unaudited)

Leuthold Core ETF

Allocation of Portfolio Holdings

March 31, 2021

Leuthold Funds - 2021 Semi-Annual Report	3

Leuthold Core Investment Fund

Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.52%
Air Freight & Logistics - 0.92%
Air Transport Services Group, Inc. (a)	51,525	$1,507,622
Atlas Air Worldwide Holdings, Inc. (a)	32,523	1,965,690
Hub Group, Inc. - Class A (a)	28,869	1,942,306
		5,415,618
Biotechnology - 2.56%
AbbVie, Inc.	30,696	3,321,921
Alexion Pharmaceuticals, Inc. (a)	25,580	3,911,438
Amgen, Inc.	17,540	4,364,127
Regeneron Pharmaceuticals, Inc. (a)	7,308	3,457,707
		15,055,193
Capital Markets - 5.34%
Credit Suisse Group AG - ADR	191,483	2,029,720
Evercore, Inc. - Class A	31,427	4,140,193
The Goldman Sachs Group, Inc.	22,291	7,289,157
Morgan Stanley	79,297	6,158,205
Raymond James Financial, Inc.	29,965	3,672,510
Stifel Financial Corp.	58,103	3,722,078
UBS Group AG (b)	285,031	4,426,532
		31,438,395
Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	6,468

Construction & Engineering - 0.91%
Comfort Systems USA, Inc.	30,330	2,267,774
MasTec, Inc. (a)	33,254	3,115,900
		5,383,674
Consumer Finance - 0.33%
Ally Financial, Inc.	43,034	1,945,567

Containers & Packaging - 3.97%
Amcor PLC (b)	267,126	3,120,032
Berry Global Group, Inc. (a)	28,138	1,727,673
Graphic Packaging Holding Co.	194,406	3,530,413
International Paper Co.	62,853	3,398,462
O-I Glass, Inc.	99,761	1,470,477
Sealed Air Corp.	67,969	3,114,340
Sonoco Products Co.	52,987	3,354,077
Westrock Co.	70,527	3,670,930
		23,386,404
Distributors - 0.52%
LKQ Corp. (a)	73,085	3,093,688

Diversified Telecommunication Services - 0.63%
Verizon Communications, Inc.	63,949	3,718,634

Electronic Equipment, Instruments & Components - 1.54%
Arrow Electronics, Inc. (a)	17,175	1,903,333
Insight Enterprises, Inc. (a)	33,254	3,173,097
SYNNEX Corp.	34,715	3,986,671
		9,063,101
Health Care Providers & Services - 7.57%
Anthem, Inc.	7,674	2,754,582
Centene Corp. (a)	66,507	4,250,462
Cigna Corp.	10,597	2,561,719
CVS Health Corp.	31,792	2,391,712
Encompass Health Corp.	42,024	3,441,766
Fresenius Medical Care AG & Co. KGaA - ADR	38,370	1,415,086
HCA Healthcare, Inc.	35,446	6,675,900
Humana, Inc.	10,963	4,596,238
Laboratory Corp. of America Holdings (a)	9,136	2,329,954
McKesson Corp.	9,136	1,781,885
Premier, Inc.	35,446	1,199,847

4	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.52% (continued)
Health Care Providers & Services - 7.57%
(continued)
Quest Diagnostics, Inc.	13,886	$1,782,129
UnitedHealth Group, Inc.	19,368	7,206,252
Universal Health Services, Inc. - Class B	16,444	2,193,465
		44,580,997
Household Durables - 5.27%
D.R. Horton, Inc.	61,391	5,471,166
KB Home	45,313	2,108,414
La-Z-Boy, Inc.	44,582	1,893,843
Lennar Corp. - Class A	36,542	3,699,147
Meritage Homes Corp. (a)	26,311	2,418,507
Mohawk Industries, Inc. (a)	15,348	2,951,574
PulteGroup, Inc.	93,914	4,924,850
Sony Corp. - ADR	17,540	1,859,415
Toll Brothers, Inc.	56,641	3,213,244
Whirlpool Corp.	11,328	2,496,125
		31,036,285
Insurance - 3.60%
Aflac, Inc.	68,458	3,503,680
American Equity Investment Life Holding Co.	90,602	2,856,681
Athene Holding, Ltd. (a)(b)	54,091	2,726,186
CNO Financial Group, Inc.	100,633	2,444,376
Manulife Financial Corp. (b)	168,858	3,630,447
MetLife, Inc.	57,587	3,500,714
Unum Group	91,778	2,554,182
		21,216,266
Interactive Media & Services - 2.39%
Alphabet, Inc. - Class A (a)	4,751	9,799,032
Facebook, Inc. - Class A (a)	14,617	4,305,145
		14,104,177

IT Services - 2.50%
Concentrix Corp. (a)	34,715	5,197,530
Mastercard, Inc. - Class A	14,982	5,334,341
Visa, Inc. - Class A	19,733	4,178,068
		14,709,939
Media - 0.58%
Comcast Corp. - Class A	63,219	3,420,780

Metals & Mining - 0.34%
ArcelorMittal SA - NYRS	68,284	1,991,844

Multiline Retail - 4.13%
Dollar General Corp.	36,177	7,330,184
Dollar Tree, Inc. (a)	32,157	3,680,690
Target Corp.	67,238	13,317,831
		24,328,705
Paper & Forest Products - 0.37%
Louisiana-Pacific Corp.	38,909	2,157,893

Professional Services - 2.70%
ASGN, Inc. (a)	36,908	3,522,500
Insperity, Inc.	28,503	2,386,841
Korn Ferry	38,735	2,415,902
ManpowerGroup, Inc.	26,311	2,602,158
Robert Half International, Inc.	43,120	3,366,378
TriNet Group, Inc. (a)	20,464	1,595,373
		15,889,152
Semiconductors & Semiconductor Equipment - 6.78%
Applied Materials, Inc.	71,258	9,520,069
KLA Corp.	14,617	4,829,457
Lam Research Corp.	20,829	12,398,254
MKS Instruments, Inc.	27,041	5,013,942
SolarEdge Technologies, Inc. (a)(b)	28,503	8,192,902
		39,954,624

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	5

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 61.52% (continued)
Software - 2.54%
Adobe, Inc. (a)	8,039	$3,821,499
Microsoft Corp.	47,140	11,114,198
		14,935,697
Specialty Retail - 2.46%
AutoNation, Inc. (a)	24,849	2,316,424
Best Buy Co., Inc.	17,906	2,055,788
The Home Depot, Inc.	8,039	2,453,905
Penske Automotive Group, Inc.	29,965	2,404,392
Rent-A-Center, Inc.	39,466	2,275,609
Williams-Sonoma, Inc.	16,810	3,012,352
		14,518,470
Technology Hardware, Storage & Peripherals - 1.15%
Apple, Inc.	40,928	4,999,355
Dell Technologies, Inc. - Class C (a)	20,264	1,786,272
		6,785,627
Thrifts & Mortgage Finance - 0.60%
Flagstar Bancorp, Inc.	42,024	1,895,282
PennyMac Financial Services, Inc.	24,849	1,661,653
		3,556,935
Trading Companies & Distributors - 1.50%
MSC Industrial Direct Co., Inc. - Class A	14,252	1,285,388
Triton International, Ltd. (b)	28,503	1,567,380
United Rentals, Inc. (a)	13,155	4,332,073
WESCO International, Inc. (a)	19,368	1,675,913
		8,860,754

Wireless Telecommunication Services - 0.32%
T-Mobile US, Inc. (a)	14,982	1,877,095
TOTAL COMMON STOCKS
(Cost $207,219,654)		$362,431,982

INVESTMENT COMPANIES - 19.39%
Exchange Traded Funds - 19.39%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	145,298	$12,373,578
iShares Core MSCI Emerging Markets ETF	238,801	15,369,232
iShares Floating Rate Bond ETF	228,111	11,583,477
iShares Gold Trust (a)	361,856	5,883,778
iShares International Treasury Bond ETF	218,724	11,358,337
iShares MBS ETF	121,040	13,123,157
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	482,378	13,183,391
SPDR Gold Shares (a)	116,964	18,709,561
VanEck Vectors ChinaAMC China	48,192	1,144,560
Vanguard Short-Term Inflation-Protected Securities ETF	223,614	11,525,066
TOTAL INVESTMENT COMPANIES (Cost $101,757,951)		$114,254,137

6	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 1.68%

Banks - 0.97%
JPMorgan Chase & Co. 1.500%, 01/27/2025	$4,600,000	$5,698,642

Technology Hardware, Storage & Peripherals - 0.71%
Apple, Inc. 1.000%, 11/10/2022	3,500,000	4,193,080
TOTAL CORPORATE BONDS (Cost $9,330,085)		$9,891,722

FOREIGN GOVERNMENT BONDS - 2.96%
Canadian Government Bond 2.250%, 06/01/2025 (b)
CAD	8,100,000	$6,833,985
French Republic Government Bond OAT 1.250%, 05/25/2034 (b)
EUR	7,930,000	10,576,371
TOTAL FOREIGN GOVERNMENT BONDS (Cost $15,800,848)		$17,410,356

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 12.78%
Money Market Funds - 12.78%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	75,307,277	$75,307,277
TOTAL SHORT-TERM INVESTMENTS (Cost $75,307,277)		$75,307,277

Total Investments (Cost $409,415,815) - 98.33%		$579,295,474
Other Assets in Excess of Liabilities - 1.67%		9,839,038
TOTAL NET ASSETS - 100.00%		$589,134,512

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
NYRS	New York Registry Shares

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(d)	Illiquid security. The fair value of this security totals $6,468 which represents an amount that rounds to 0.00% of total net assets.
(e)

This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.
(g)	Affiliated security. At March 31, 2021, the market value of this security totals $12,373,578, which represents 2.10% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	7

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a)

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.76%
Aerospace & Defense - 0.12%
The Boeing Co.	1,073	$273,315
HEICO Corp.	1,353	170,207
TransDigm Group, Inc.	477	280,438
		723,960
Airlines - 0.07%
Alaska Air Group, Inc.	2,625	181,676
Southwest Airlines Co.	3,633	221,831
		403,507
Banks - 0.01%
Community Bank System, Inc.	1,000	76,720

Capital Markets - 0.10%
CME Group, Inc. - Class A	1,237	252,633
Hamilton Lane, Inc. - Class A	1,068	94,582
Intercontinental Exchange, Inc.	2,061	230,172
		577,387
Chemicals - 0.11%
Air Products and Chemicals, Inc.	879	247,298
Ecolab, Inc.	1,102	235,905
International Flavors & Fragrances,Inc.	1,083	151,198
		634,401
Commercial Services & Supplies - 0.05%
MSA Safety, Inc.	1,140	171,023
US Ecology, Inc.	2,421	100,810
		271,833
Diversified Consumer Services - 0.01%
Bright Horizons Family Solutions, Inc.	464	79,553

Electric Utilities - 0.09%
Edison International	4,536	265,809
PG&E Corp.	21,028	246,238
		512,047
Entertainment - 0.02%
Madison Square Garden Sports Corp. - Class A	648	116,290

Food & Staples Retailing - 0.02%
Sysco Corp.	1,899	149,527

Health Care Equipment & Supplies - 0.22%
Alcon, Inc. (b)	3,115	218,611
Becton Dickinson and Co.	1,125	273,544
Boston Scientific Corp.	6,241	241,214
The Cooper Companies, Inc.	398	152,868
Insulet Corp.	845	220,477
Mesa Laboratories, Inc.	266	64,771
Zimmer Biomet Holdings, Inc.	937	149,995
		1,321,480
Hotels, Restaurants & Leisure - 0.20%
Aramark	4,121	155,691
Choice Hotels International, Inc.	1,773	190,225
Hilton Worldwide Holdings, Inc.	1,828	221,042
Las Vegas Sands Corp.	4,069	247,233
Planet Fitness, Inc. - Class A	1,994	154,136
Restaurant Brands International, Inc. (b)	3,521	228,865
		1,197,192
Industrial Conglomerates - 0.07%
General Electric Co.	11,473	150,641
Roper Technologies, Inc.	604	243,617
		394,258
Insurance - 0.02%
Arthur J. Gallagher & Co.	1,214	151,471

8	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.76% (continued)
IT Services - 0.08%
Fidelity National Information Services, Inc.	1,624	$228,351
Shopify, Inc. - Class A (b)	149	164,868
Switch, Inc. - Class A	5,523	89,804
		483,023
Media - 0.04%
Liberty Broadband Corp. - Class C	1,509	226,576

Metals & Mining - 0.04%
Franco-Nevada Corp. (b)	1,892	237,049

Oil, Gas & Consumable Fuels - 0.04%
Occidental Petroleum Corp.	8,694	231,434

Pharmaceuticals - 0.03%
Elanco Animal Health, Inc.	5,193	152,934

Professional Services - 0.08%
CoStar Group, Inc.	293	240,814
Thomson Reuters Corp. (b)	2,602	227,857
		468,671
Real Estate Investment Trusts (REITs) - 0.09%
Sun Communities, Inc.	1,013	151,990
UDR, Inc.	4,577	200,747
Welltower, Inc.	2,079	148,919
		501,656
Software - 0.15%
Alteryx, Inc. - Class A	904	74,996
Coupa Software, Inc.	650	165,412
Intuit, Inc.	412	157,821
PROS Holdings, Inc.	2,558	108,715
RingCentral, Inc. - Class A	607	180,813
Splunk, Inc.	1,336	181,001
		868,758

Specialty Retail - 0.03%
Burlington Stores, Inc.	507	151,492

Textiles, Apparel & Luxury Goods - 0.04%
VF Corp.	3,342	267,093

Water Utilities - 0.03%
Essential Utilities, Inc.	3,664	163,964
TOTAL COMMON STOCKS
(Proceeds $9,583,465)		$10,362,276

INVESTMENT COMPANIES - 5.63%
Exchange Traded Funds - 5.63%
Energy Select Sector SPDR Fund	2,266	$111,170
Financial Select Sector SPDR Fund	14,153	481,910
Invesco QQQ Trust Series 1	3,230	1,030,790
iShares Expanded Tech-Software Sector ETF	1,193	407,314
iShares Russell 1000 Growth ETF	2,400	583,296
iShares S&P 100 ETF	4,661	838,188
SPDR S&P 500 ETF Trust	73,764	29,234,886
Utilities Select Sector SPDR Fund	7,346	470,438
TOTAL INVESTMENT COMPANIES
(Proceeds $26,499,833)		$33,157,992

TOTAL SECURITIES SOLD SHORT
(Proceeds $36,083,298) - 7.39%		$43,520,268

Percentages are stated as a percent of net assets.

(a)   Non-income producing security.

(b)   Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	9

Leuthold Global Fund
Schedule of Investments March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.72%
Air Freight & Logistics - 0.85%
Atlas Air Worldwide Holdings, Inc. (a)	1,607	$97,127
FedEx Corp.	504	143,156
		240,283
Banks - 4.48%
Ameris Bancorp	1,973	103,602
Associated Banc-Corp.	4,806	102,560
BancorpSouth Bank	2,938	95,426
Bank Tabungan Negara Persero Tbk PT (b)	669,200	79,401
FNB Corp.	8,634	109,652
Investors Bancorp, Inc.	7,568	111,174
Mebuki Financial Group, Inc. (b)	43,300	102,173
People’s United Financial, Inc.	8,889	159,113
The PNC Financial Services Group, Inc.	1,161	203,651
Simmons First National Corp.	3,056	90,671
Valley National Bancorp	8,145	111,912
		1,269,335
Capital Markets - 5.28%
Evercore, Inc. - Class A	1,032	135,956
The Goldman Sachs Group, Inc.	995	325,365
Haitong Securities Co., Ltd. - H Shares (b)	79,600	73,914
LPL Financial Holdings, Inc.	1,342	190,779
Meritz Securities Co., Ltd. (b)	16,885	68,960
Morgan Stanley	4,876	378,670
Raymond James Financial, Inc.	1,310	160,553
Stifel Financial Corp.	2,531	162,136
		1,496,333

Communications Equipment - 3.85%
Ciena Corp. (a)	2,208	120,822
Cisco Systems, Inc.	4,509	233,160
Juniper Networks, Inc.	4,059	102,814
Lumentum Holdings, Inc. (a)	1,368	124,967
NETGEAR, Inc. (a)	2,659	109,285
Spirent Communications PLC (b)	33,200	109,139
Telefonaktiebolaget LM Ericsson - Class B - ADR (a)	13,706	180,782
Wistron NeWeb Corp. (a)(b)	42,000	110,028
		1,090,997
Construction Materials - 3.27%
Asia Cement Corp. (b)	49,000	82,284
Buzzi Unicem SpA (b)	2,905	75,458
China National Building Material Co., Ltd. - H Shares (b)	76,000	110,102
China Resources Cement Holdings, Ltd. (b)	54,000	60,913
CRH PLC - ADR	3,090	145,168
HeidelbergCement AG (b)	1,445	131,290
LafargeHolcim, Ltd. (b)	2,135	125,549
Martin Marietta Materials, Inc.	394	132,313
Taiheiyo Cement Corp. (b)	2,400	63,239
		926,316
Containers & Packaging - 3.22%
Berry Global Group, Inc. (a)	2,860	175,604
Cheng Loong Corp. (b)	55,000	67,260
DS Smith PLC (b)	24,594	138,201
O-I Glass, Inc.	6,443	94,970
Rengo Co., Ltd. (b)	7,600	66,097
Sealed Air Corp.	3,469	158,950
Silgan Holdings, Inc.	1,770	74,393
Sonoco Products Co.	2,159	136,665
		912,140

10	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Schedule of Investments (continued) March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.72% (continued)
Distributors - 0.34%
LKQ Corp. (a)	2,309	$97,740
Health Care Providers & Services - 2.71%
Anthem, Inc.	767	275,315
Centene Corp. (a)	2,093	133,764
Humana, Inc.	519	217,591
Molina Healthcare, Inc. (a)	610	142,593
		769,263
Household Durables - 7.80%
Barratt Developments PLC (b)	12,837	132,042
Electrolux AB - Class B (b)	3,625	100,779
Forbo Holding AG (b)	30	54,456
Haier Smart Home Co., Ltd. - H Class (a)(b)	33,200	133,777
Hanssem Co., Ltd. (b)	574	59,396
Haseko Corp. (b)	8,700	121,688
KB Home	3,918	182,305
La-Z-Boy, Inc.	1,224	51,996
Lennar Corp. - Class A	2,545	257,630
Meritage Homes Corp. (a)	2,409	221,435
Mohawk Industries, Inc. (a)	579	111,347
Redrow PLC (b)	12,987	112,440
Sony Corp. - ADR	1,706	180,853
TCL Electronics Holdings, Ltd. (b)	58,000	45,012
Toll Brothers, Inc.	3,435	194,868
Tri Pointe Homes, Inc. (a)	7,574	154,207
Whirlpool Corp.	434	95,632
		2,209,863

Insurance - 3.04%
American Equity Investment Life Holding Co.	3,331	105,026
CNO Financial Group, Inc.	4,306	104,593
Legal & General Group PLC (b)	32,052	123,065
Medibank Pvt, Ltd. (b)	38,240	81,508
MetLife, Inc.	3,931	238,966
Phoenix Group Holdings PLC (b)	9,073	91,729
Unum Group	4,171	116,079
		860,966
Interactive Media & Services - 3.52%
Alphabet, Inc. - Class A (a)	194	400,129
Auto Trader Group PLC (b)	10,396	79,488
Facebook, Inc. - Class A (a)	794	233,857
Twitter, Inc. (a)	2,497	158,884
Yandex NV - Class A (a)(b)	1,945	124,597
		996,955
IT Services - 2.92%
Accenture PLC - Class A (b)	907	250,559
Atos SE (b)	1,223	95,351
Bechtle AG (b)	830	155,705
NS Solutions Corp. (b)	2,800	89,007
TIS, Inc. (b)	4,600	110,129
Wipro, Ltd. - ADR	19,915	126,261
		827,012
Life Sciences Tools & Services - 3.39%
Charles River Laboratories International, Inc. (a)	556	161,145
Eurofins Scientific SE (b)	1,252	119,667
Gerresheimer AG (b)	842	83,625
Medpace Holdings, Inc. (a)	893	146,497
PRA Health Sciences, Inc. (a)	854	130,944
Siegfried Holding AG (b)	128	105,473
Syneos Health, Inc. (a)	1,551	117,643
Waters Corp. (a)	339	96,334
		961,328

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	11

Leuthold Global Fund
Schedule of Investments (continued) March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.72% (continued)
Marine - 0.92%
AP Moller - Maersk A/S - Class B (b)	63	$146,256
Evergreen Marine Corp Taiwan, Ltd. (a)(b)	71,000	113,961
		260,217
Metals & Mining - 4.35%
Anglo American PLC (b)	4,279	167,600
BHP Group, Ltd. - ADR	3,372	233,983
Boliden AB (b)	2,538	94,168
Grupo Mexico SAB de CV (b)	41,200	217,172
KAZ Minerals PLC (b)	9,803	117,143
Korea Zinc Co., Ltd. (b)	214	77,486
Rio Tinto PLC - LN Shares - ADR	2,927	227,282
Sumitomo Metal Mining Co., Ltd. (b)	2,300	99,671
		1,234,505
Multiline Retail - 0.75%
B&M European Value Retail SA (b)	14,600	106,224
Harvey Norman Holdings, Ltd. (b)	24,300	106,204
		212,428
Paper & Forest Products - 0.17%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,928

Professional Services - 0.92%
CACI International, Inc. (a)	602	148,489
ManTech International Corp. - Class A	1,282	111,470
		259,959

Semiconductors & Semiconductor Equipment - 9.74%
Amkor Technology, Inc.	5,631	133,511
Applied Materials, Inc.	2,309	308,482
ASM International NV (b)	909	263,560
Diodes, Inc. (a)	1,710	136,526
Globalwafers Co., Ltd. (b)	7,000	185,584
Intel Corp.	3,377	216,128
Lam Research Corp.	669	398,216
Marvell Technology Group, Ltd.	3,499	171,381
Sino-American Silicon Products, Inc. (b)	29,000	172,823
SK Hynix, Inc. (b)	1,621	191,378
Skyworks Solutions, Inc.	1,230	225,680
SUMCO Corp. (b)	7,000	160,421
Taiwan Surface Mounting Technology Corp. (b)	22,000	90,659
UniTest, Inc. (b)	5,413	106,583
		2,760,932
Specialty Retail - 0.44%
Penske Automotive Group, Inc.	1,552	124,533
Technology Hardware, Storage & Peripherals - 1.01%
HP, Inc.	4,600	146,050
Logitech International SA (b)	1,346	140,657
		286,707
Trading Companies & Distributors - 2.75%
Air Lease Corp.	1,923	94,227
Indutrade AB (b)	8,035	185,529
ITOCHU Corp. (b)	3,900	126,617
Mitsui & Co., Ltd. (b)	4,900	102,265
Triton International, Ltd. (b)	2,359	129,721
WESCO International, Inc. (a)	1,652	142,948
		781,307
TOTAL COMMON STOCKS (Cost $14,039,259)		$18,627,047

12	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Schedule of Investments (continued) March 31, 2021 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 16.07%

Exchange Traded Funds - 16.07%
Invesco CurrencyShares Japanese Yen Trust (a)	8,531	$726,500
iShares Floating Rate Bond ETF	11,774	597,884
iShares Gold Trust (a)	16,511	268,469
iShares International Treasury Bond ETF	3,376	175,316
iShares MBS ETF	6,215	673,830
SPDR Bloomberg Barclays Short- Term High Yield Bond ETF	25,404	694,291
SPDR Gold Shares (a)	5,337	853,706
VanEck Vectors ChinaAMC China	2,277	54,079
Vanguard Short-Term Inflation- Protected Securities ETF	9,933	511,947
TOTAL INVESTMENT COMPANIES (Cost $4,315,993)		4,556,022

	Principal
	Amount	Fair Value

CORPORATE BONDS - 2.05%
Banks - 2.05%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$582,252
TOTAL CORPORATE BONDS (Cost $517,809)		$582,252

FOREIGN GOVERNMENT BONDS - 4.05%
Canadian Government Bond 2.250%, 06/01/2025 (b) CAD	610,000	$514,658
French Republic Government Bond OAT 1.250%, 05/25/2034 (b) EUR	474,000	632,182
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,042,145)		$1,146,840

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 9.45%
Money Market Funds - 9.45%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	2,678,724	$2,678,724
TOTAL SHORT-TERM INVESTMENTS (Cost $2,678,724)		$2,678,724

Total Investments (Cost $22,593,930) - 97.34%		$27,590,885
Other Assets in Excess of Liabilities - 2.66%		752,669
TOTAL NET ASSETS - 100.00%		$28,343,554

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(d)	Illiquid security. The fair value of these securities total $47,928 which represents 0.17% of total net assets.
(e)

This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been  licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	13

Leuthold Global Fund
Schedule of Investments (continued) March 31, 2021 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
Australian Dollar	$187,712	0.68%
British Pound	1,177,071	4.27
Canadian Dollar	514,658	1.86
Danish Krone	146,256	0.53
Euro	2,139,090	7.75
Hong Kong Dollar	471,646	1.71
Indonesian Rupiah	79,401	0.29
Japanese Yen	1,041,307	3.77
Mexican Peso	217,172	0.79
South Korean Won	503,803	1.83
Swedish Krona	380,476	1.38
Swiss Franc	285,478	1.03
Taiwan New Dollar	822,599	2.98
US Dollar	19,624,216	71.13
Total Investments	$27,590,885	100.00%

PORTFOLIO DIVERSIFICATION
Australia	$421,695	1.53%
Bermuda	129,721	0.47
Canada	514,658	1.86
China	365,721	1.33
Denmark	146,256	0.53
France	727,533	2.64
Germany	370,620	1.34
Hong Kong	105,925	0.38
India	126,261	0.46
Indonesia	79,401	0.29
Ireland	395,727	1.43
Italy	75,458	0.27
Japan	1,222,160	4.43
Luxembourg	119,667	0.43
Mexico	217,172	0.79
Netherlands	263,560	0.96
Russia	124,597	0.45
South Korea	503,803	1.83
Sweden	561,258	2.03
Switzerland	426,135	1.54
Taiwan	822,599	2.98
United Kingdom	1,404,353	5.09
United States	18,466,605	66.94
Total Investments	$27,590,885	100.00%

14	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Schedule of Investments Sold Short - (a)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.60%

Aerospace & Defense - 0.04%
The Boeing Co.	18	$4,585
HEICO Corp.	22	2,768
TransDigm Group, Inc.	8	4,703
		12,056
Airlines - 0.02%
Alaska Air Group, Inc.	43	2,976
Southwest Airlines Co.	60	3,664
		6,640
Banks - 0.00% (c)
Community Bank System, Inc.	16	1,227

Capital Markets - 0.03%
CME Group, Inc. - Class A	20	4,085
Hamilton Lane, Inc. - Class A	18	1,594
Intercontinental Exchange, Inc.	34	3,797
		9,476
Chemicals - 0.04%
Air Products and Chemicals, Inc.	14	3,939
Ecolab, Inc.	18	3,853
International Flavors & Fragrances, Inc.	18	2,513
		10,305
Commercial Services & Supplies - 0.02%
MSA Safety, Inc.	19	2,850
US Ecology, Inc.	40	1,666
		4,516
Diversified Consumer Services - 0.00% (c)
Bright Horizons Family Solutions, Inc. 8		1,371

Electric Utilities - 0.03%
Edison International	75	4,395
PG&E Corp.	346	4,052
		8,447

Entertainment - 0.01%
Madison Square Garden Sports Corp. - Class A	11	1,974

Food & Staples Retailing - 0.01%
Sysco Corp.	31	2,441

Health Care Equipment & Supplies - 0.08%
Alcon, Inc. (b)	51	3,579
Becton Dickinson and Co.	19	4,620
Boston Scientific Corp.	103	3,981
The Cooper Companies, Inc.	7	2,689
Insulet Corp.	14	3,653
Mesa Laboratories, Inc.	4	974
Zimmer Biomet Holdings, Inc.	15	2,401
		21,897
Hotels, Restaurants & Leisure - 0.07%
Aramark	68	2,569
Choice Hotels International, Inc.	29	3,111
Hilton Worldwide Holdings, Inc.	30	3,628
Las Vegas Sands Corp.	67	4,071
Planet Fitness, Inc. - Class A	33	2,551
Restaurant Brands International, Inc. (b)	58	3,770
		19,700
Industrial Conglomerates - 0.02%
General Electric Co.	189	2,482
Roper Technologies, Inc.	10	4,033
		6,515
Insurance - 0.01%
Arthur J. Gallagher & Co.	20	2,495

IT Services - 0.03%
Fidelity National Information Services, Inc.	27	3,796
Shopify, Inc. - Class A (b)	2	2,213
Switch, Inc. - Class A	91	1,480
		7,489

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	15

Leuthold Global Fund
Schedule of Investments Sold Short - (a) (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.60% (continued)

Media - 0.01%
Liberty Broadband Corp. - Class C	25	$3,754

Metals & Mining - 0.01%
Franco-Nevada Corp. (b)	31	3,884

Oil, Gas & Consumable Fuels - 0.01%
Occidental Petroleum Corp.	143	3,807

Pharmaceuticals - 0.01%
Elanco Animal Health, Inc.	86	2,533

Professional Services - 0.03%
CoStar Group, Inc.	5	4,109
Thomson Reuters Corp. (b)	43	3,766
		7,875
Real Estate Investment Trusts (REITs) - 0.03%
Sun Communities, Inc.	17	2,551
UDR, Inc.	75	3,290
Welltower, Inc.	34	2,435
		8,276
Software - 0.05%
Alteryx, Inc. - Class A	15	1,244
Coupa Software, Inc.	11	2,799
Intuit, Inc.	7	2,681
PROS Holdings, Inc.	42	1,785
RingCentral, Inc. - Class A	10	2,979
Splunk, Inc.	22	2,981
		14,469
Specialty Retail - 0.01%
Burlington Stores, Inc.	8	2,390
Textiles, Apparel & Luxury Goods - 0.02%
VF Corp.	55	4,396

Water Utilities - 0.01%
Essential Utilities, Inc.	60	2,685
TOTAL COMMON STOCKS (Proceeds $157,803)		$170,618

INVESTMENT COMPANIES - 5.52%

Exchange Traded Funds - 5.52%
Energy Select Sector SPDR Fund	37	$1,815
Financial Select Sector SPDR Fund	233	7,933
Invesco QQQ Trust Series 1	53	16,914
iShares Expanded Tech-Software Sector ETF	20	6,828
iShares MSCI ACWI ETF	7,675	730,276
iShares MSCI EAFE ETF	7,841	594,897
iShares MSCI Emerging Markets ETF	3,152	168,128
iShares Russell 1000 Growth ETF	39	9,479
iShares S&P 100 ETF	77	13,847
SPDR S&P 500 ETF Trust	19	7,530
Utilities Select Sector SPDR Fund	121	7,749
TOTAL INVESTMENT COMPANIES (Proceeds $1,395,503)		$1,565,396

TOTAL SECURITIES SOLD SHORT (Proceeds $1,553,306) - 6.12%		$1,736,014

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Foreign issued security.

(c)  Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

16	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.77%

Air Freight & Logistics - 1.50%
Air Transport Services Group, Inc. (a)	1,441	$42,163
Atlas Air Worldwide Holdings, Inc. (a)	909	54,940
Hub Group, Inc. - Class A (a)	806	54,228
		151,331
Biotechnology - 4.21%
AbbVie, Inc.	859	92,961
Alexion Pharmaceuticals, Inc. (a)	715	109,330
Amgen, Inc.	501	124,654
Regeneron Pharmaceuticals, Inc. (a)	207	97,940
		424,885
Capital Markets - 8.66%
Credit Suisse Group AG - ADR	5,294	56,116
Evercore, Inc. - Class A	875	115,272
The Goldman Sachs Group, Inc.	618	202,086
Morgan Stanley	2,227	172,949
Raymond James Financial, Inc.	830	101,725
Stifel Financial Corp.	1,620	103,777
UBS Group AG (b)	7,939	123,293
		875,218
Construction & Engineering - 1.49%
Comfort Systems USA, Inc.	847	63,330
MasTec, Inc. (a)	934	87,516
		150,846
Consumer Finance - 0.55%
Ally Financial, Inc.	1,235	55,834

Containers & Packaging - 6.48%
Amcor PLC (b)	7,331	85,626
Berry Global Group, Inc. (a)	795	48,813
Graphic Packaging Holding Co.	5,484	99,589
International Paper Co.	1,739	94,028
O-I Glass, Inc.	2,816	41,508
Sealed Air Corp.	1,936	88,708
Sonoco Products Co.	1,480	93,684
Westrock Co.	1,964	102,226
		654,182
Distributors - 0.85%
LKQ Corp. (a)	2,032	86,015

Diversified Telecommunication Services - 1.05%
Verizon Communications, Inc.	1,824	106,066

Electronic Equipment, Instruments & Components - 2.50%
Arrow Electronics, Inc. (a)	486	53,859
Insight Enterprises, Inc. (a)	907	86,546
SYNNEX Corp.	979	112,428
		252,833
Health Care Providers & Services - 12.27%
Anthem, Inc.	207	74,303
Centene Corp. (a)	1,812	115,805
Cigna Corp.	308	74,456
CVS Health Corp.	916	68,911
Encompass Health Corp.	1,160	95,004
Fresenius Medical Care AG & Co. KGaA - ADR	1,103	40,678
HCA Healthcare, Inc.	979	184,385
Humana, Inc.	297	124,517
Laboratory Corp. of America Holdings (a)	259	66,053
McKesson Corp.	259	50,515
Premier, Inc.	1,029	34,832

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	17

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.77% (continued)

Health Care Providers & Services - 12.27% (continued)
Quest Diagnostics, Inc.	400	$51,336
UnitedHealth Group, Inc.	532	197,941
Universal Health Services, Inc. - Class B	452	60,292
		1,239,028
Household Durables - 8.50%
D.R. Horton, Inc.	1,689	150,524
KB Home	1,255	58,395
La-Z-Boy, Inc.	1,244	52,845
Lennar Corp. - Class A	1,010	102,242
Meritage Homes Corp. (a)	721	66,274
Mohawk Industries, Inc. (a)	434	83,463
PulteGroup, Inc.	2,558	134,141
Sony Corp. - ADR	494	52,369
Toll Brothers, Inc.	1,553	88,102
Whirlpool Corp.	319	70,292
		858,647
Insurance - 5.96%
Aflac, Inc.	1,937	99,136
American Equity Investment Life Holding Co.	2,578	81,284
Athene Holding, Ltd. (a)(b)	1,539	77,566
CNO Financial Group, Inc.	2,864	69,566
Manulife Financial Corp. (b)	4,778	102,727
MetLife, Inc.	1,629	99,027
Unum Group	2,612	72,692
		601,998
Interactive Media & Services - 3.99%
Alphabet, Inc. - Class A (a)	137	282,565
Facebook, Inc. - Class A (a)	408	120,168
		402,733

IT Services - 4.01%
Concentrix Corp. (a)	979	146,576
Mastercard, Inc. - Class A	406	144,556
Visa, Inc. - Class A	538	113,911
		405,043
Media - 0.97%
Comcast Corp. - Class A	1,806	97,723

Metals & Mining - 0.56%
ArcelorMittal SA - NYRS	1,929	56,269

Multiline Retail - 6.56%
Dollar General Corp.	985	199,581
Dollar Tree, Inc. (a)	878	100,496
Target Corp.	1,830	362,468
		662,545
Paper & Forest Products - 0.61%
Louisiana-Pacific Corp.	1,116	61,893

Professional Services - 4.35%
ASGN, Inc. (a)	1,005	95,917
Insperity, Inc.	788	65,987
Korn Ferry	1,098	68,482
ManpowerGroup, Inc.	728	71,999
Robert Half International, Inc.	1,176	91,811
TriNet Group, Inc. (a)	576	44,905
		439,101
Semiconductors & Semiconductor Equipment - 10.64%
Applied Materials, Inc.	1,929	257,714
KLA Corp.	398	131,499
Lam Research Corp.	566	336,906
MKS Instruments, Inc.	733	135,913
SolarEdge Technologies, Inc. (a)(b)	741	212,993
		1,075,025

18	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.77% (continued)

Software - 4.18%
Adobe, Inc. (a)	232	$110,286
Microsoft Corp.	1,325	312,395
		422,681
Specialty Retail - 4.02%
AutoNation, Inc. (a)	708	66,000
Best Buy Co., Inc.	509	58,438
The Home Depot, Inc.	224	68,376
Penske Automotive Group, Inc.	831	66,680
Rent-A-Center Inc.	1,102	63,541
Williams-Sonoma, Inc.	464	83,149
		406,184
Technology Hardware, Storage & Peripherals - 1.90%
Apple, Inc.	1,160	141,694
Dell Technologies, Inc. - Class C (a)	573	50,510
		192,204
Thrifts & Mortgage Finance - 0.98%
Flagstar Bancorp, Inc.	1,176	53,038
PennyMac Financial Services, Inc.	693	46,341
		99,379
Trading Companies & Distributors - 2.46%
MSC Industrial Direct Co., Inc. - Class A	403	36,347
Triton International, Ltd. (b)	794	43,662
United Rentals, Inc. (a)	368	121,186
WESCO International, Inc. (a)	545	47,159
		248,354
Wireless Telecommunication Services - 0.52%
T-Mobile US, Inc. (a)	418	52,371
TOTAL COMMON STOCKS
(Cost $5,764,420)		$10,078,388

SHORT-TERM INVESTMENTS - 0.38%

Money Market Funds - 0.38%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)	37,930	37,930
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,930)		$37,930

Total Investments (Cost $5,802,350) - 100.15%		$10,116,318

Liabilities in Excess of Other Assets - (0.15)%		(15,450)
TOTAL NET ASSETS - 100.00%		$10,100,868

Percentages are stated as a percent of net assets.

ADR      American Depositary Receipt

NYRS    New York Registry Shares

(a)  Non-income producing security.

(b)  Foreign issued security.

(c)   The rate quoted is the annualized seven-day effective yield as of March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	19

Grizzly Short Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 79.59%

Money Market Funds - 79.59%
Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 0.010% (a)(b)	41,423,346	$41,423,346
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,423,346)		$41,423,346

Total Investments (Cost $41,423,346) - 79.59%		$41,423,346
Other Assets in Excess of Liabilities - (b) 20.41%		10,620,809
TOTAL NET ASSETS - 100.00%		$52,044,155

Percentages are stated as a percent of net assets.

(a)  The rate quoted is the annualized seven-day yield as of March 31, 2021.

(b)  All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

20	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 68.20%
Aerospace & Defense - 4.74%
The Boeing Co.	3,614	$920,558
HEICO Corp.	4,663	586,605
TransDigm Group, Inc.	1,632	959,486
		2,466,649
Airlines - 2.66%
Alaska Air Group, Inc.	8,977	621,298
Southwest Airlines Co.	12,474	761,663
		1,382,961
Banks - 0.50%
Community Bank System, Inc.	3,381	259,390
Capital Markets - 3.76%
CME Group, Inc. - Class A	4,197	857,153
Hamilton Lane, Inc. - Class A	3,614	320,056
Intercontinental Exchange, Inc.	6,995	781,202
		1,958,411
Chemicals - 4.17%
Air Products and Chemicals, Inc.	3,031	852,742
Ecolab, Inc.	3,731	798,695
International Flavors & Fragrances, Inc.	3,723	519,768
		2,171,205
Commercial Services & Supplies - 1.77%
MSA Safety, Inc.	3,847	577,127
US Ecology, Inc.	8,277	344,654
		921,781
Diversified Consumer Services - 0.53%
Bright Horizons Family Solutions, Inc.	1,596	273,634
Electric Utilities - 3.36%
Edison International	15,505	908,593
PG&E Corp.	71,931	842,312
		1,750,905

Entertainment - 0.76%
Madison Square Garden Sports Corp. - Class A	2,215	397,504

Food & Staples Retailing - 0.99%
Sysco Corp.	6,532	514,330

Health Care Equipment & Supplies - 8.71%
Alcon, Inc. (b)	10,609	744,540
Becton Dickinson and Co.	3,847	935,398
Boston Scientific Corp.	21,334	824,559
The Cooper Companies, Inc.	1,370	526,203
Insulet Corp.	2,915	760,582
Mesa Laboratories, Inc.	933	227,185
Zimmer Biomet Holdings, Inc.	3,224	516,098
		4,534,565

Hotels, Restaurants & Leisure - 7.86%
Aramark	14,106	532,925
Choice Hotels International, Inc.	6,062	650,392
Hilton Worldwide Holdings, Inc.	6,295	761,191
Las Vegas Sands Corp.	13,873	842,923
Planet Fitness, Inc. - Class A	6,762	522,703
Restaurant Brands International, Inc. (b)	12,008	780,520
		4,090,654

Industrial Conglomerates - 2.62%
General Electric Co.	39,497	518,596
Roper Technologies, Inc.	2,098	846,207
		1,364,803

Insurance - 1.00%
Arthur J. Gallagher & Co.	4,181	521,663

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	21

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued)
March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 68.20%
IT Services - 3.19%
Fidelity National Information Services, Inc.	5,596	$786,854
Shopify, Inc. - Class A (b)	511	565,421
Switch, Inc. - Class A	18,886	307,086
		1,659,361

Media - 1.48%
Liberty Broadband Corp. - Class C	5,130	770,270

Metals & Mining - 1.54%
Franco-Nevada Corp. (b)	6,412	803,360

Oil, Gas & Consumable Fuels - 1.52%
Occidental Petroleum Corp.	29,728	791,359

Pharmaceuticals - 1.00%
Elanco Animal Health, Inc.	17,720	521,854

Professional Services - 3.15%
CoStar Group, Inc.	1,049	862,163
Thomson Reuters Corp. (b)	8,860	775,870
		1,638,033
Real Estate Investment Trusts (REITs) - 3.31%
Sun Communities, Inc.	3,487	523,189
UDR, Inc.	15,622	685,181
Welltower, Inc.	7,151	512,226
		1,720,596
Software - 5.74%
Alteryx, Inc. - Class A	3,148	261,158
Coupa Software, Inc.	2,235	568,763
Intuit, Inc.	1,417	542,796
PROS Holdings, Inc.	8,744	371,620
RingCentral, Inc. - Class A	2,098	624,952
Splunk, Inc.	4,547	616,028
		2,985,317

Specialty Retail - 1.00%
Burlington Stores, Inc.	1,745	521,406

Textiles, Apparel & Luxury Goods - 1.76%
VF Corp.	11,425	913,086

Water Utilities - 1.08%
Essential Utilities, Inc.	12,591	563,447
TOTAL COMMON STOCKS
(Proceeds $33,992,790)		$35,496,544

INVESTMENT COMPANIES - 28.47%

Exchange Traded Funds - 28.47%
Energy Select Sector SPDR Fund	8,044	$394,639
Financial Select Sector SPDR Fund	48,381	1,647,373
Invesco QQQ Trust Series 1	11,075	3,534,365
iShares Expanded Tech-Software Sector ETF	4,080	1,392,994
iShares Russell 1000 Growth ETF	8,161	1,983,449
iShares S&P 100 ETF	15,972	2,872,245
SPDR S&P 500 ETF Trust	3,479	1,378,832
Utilities Select Sector SPDR Fund	25,182	1,612,655
TOTAL INVESTMENT COMPANIES
(Proceeds $13,681,400)		$14,816,552

TOTAL SECURITIES SOLD SHORT
(Proceeds $47,674,190) - 96.67%		$50,313,096

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

22	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core ETF
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 92.94%
Exchange Traded Funds - 92.94%
Communication Services Select Sector SPDR Fund	16,665	$1,221,878
Consumer Discretionary Select Sector SPDR Fund	5,369	902,368
Direxion Daily S&P 500 Bear 1x Shares	68,072	1,172,200
Fidelity MSCI Financials Index ETF	11,462	561,065
Fidelity MSCI Materials Index ETF	13,012	575,781
Invesco CurrencyShares British Pound Sterling Trust (a)	380	50,555
Invesco CurrencyShares Euro Currency Trust (a)	2,383	261,820
Invesco CurrencyShares Japanese Yen Trust (a)	1,462	124,504
iShares Core MSCI Emerging Markets ETF	5,955	383,264
iShares Floating Rate Bond ETF	6,469	328,496
iShares Gold Trust (a)	37,204	604,937
iShares MBS ETF	2,652	287,530
iShares Nasdaq Biotechnology ETF	2,160	325,210
iShares U.S. Broker-Dealers & Securities Exchanges ETF	8,003	737,556
iShares U.S. Healthcare Providers ETF	3,292	828,827
iShares U.S. Home Construction ETF	6,736	457,139
SPDR Bloomberg Barclays International Corporate Bond ETF	5,469	195,954
SPDR Bloomberg Barclays International Treasury Bond ETF	20,307	591,746
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	11,389	311,261
SPDR S&P Homebuilders ETF	2,835	199,499
SPDR S&P Regional Banking ETF	8,827	585,583
SPDR S&P Retail ETF	2,076	185,200
SPDR S&P Semiconductor ETF	1,417	258,999
Technology Select Sector SPDR Fund	15,400	2,045,273
Vanguard Short-Term Inflation-Protected Securities ETF	5,901	304,138
TOTAL INVESTMENT COMPANIES
(Cost $11,799,694)		$13,500,783

SHORT-TERM INVESTMENTS - 7.35%
Money Market Funds - 7.35%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (b)	1,068,288	$1,068,288
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,068,288)		$1,068,288

Total Investments
(Cost $12,867,982) - 100.29%		$14,569,071
Liabilities in Excess of Other Assets - (0.29)%		(41,978)
TOTAL NET ASSETS - 100.00%		$14,527,093

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  The rate quoted is the annualized seven-day effective yield as of March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	23

Leuthold Funds
Statements of Assets and Liabilities March 31, 2021 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
ASSETS:
Investments, at cost
Unaffiliated Securities	$397,098,201	$22,593,930
Affiliated Securities	12,317,614	—
Total Investments, at cost	409,415,815	22,593,930

Investments, at fair value
Unaffiliated Securities	566,921,896	27,590,885
Affiliated Securities	12,373,578	—
Total Investments, at fair value	579,295,474	27,590,885
Cash	—	775
Foreign currency
(cost $0 and $23,742, respectively)	—	23,013
Receivable for Fund shares sold	1,020,517	34,538
Receivable for investments sold	696,183	11,219
Collateral at broker for securities sold short	45,783,406	2,047,191
Tri-party collateral held at custodian	8,000,001	400,001
Interest receivable	179,601	11,673
Dividends receivable	121,191	76,043
Other assets	67,284	27,933
Total Assets	635,163,657	30,223,271

LIABILITIES:
Securities sold short, at fair value
(proceeds $36,083,298 and $1,553,306, respectively)	43,520,268	1,736,014
Payable for investments purchased	1,215,569	19,763
Payable for Fund shares redeemed	298,609	6,266
Payable to Adviser	443,098	24,485
Payable to Custodian	23,222	16,185
Payable to Directors	40,815	1,900
Dividends payable on securities sold short	106,094	217
Distribution (Rule 12b-1) fees payable	—	15,851
Shareholder servicing fees payable	40,191	—
Accrued expenses and other liabilities	341,279	59,036
Total Liabilities	46,029,145	1,879,717
NET ASSETS	$589,134,512	$28,343,554

24	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds
Statements of Assets and Liabilities (continued) March 31, 2021 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
NET ASSETS CONSIST OF:
Capital stock	$396,971,762	$24,605,951
Total distributable earnings	192,162,750	3,737,603
Total Net Assets	$589,134,512	$28,343,554

Retail Class Shares
Net assets	$285,109,545	$5,663,580
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	12,813,804	596,322
Net Asset Value, Redemption Price, and Offering Price Per Share	$22.25*	$9.50

Institutional Class Shares
Net assets	$304,024,967	$22,679,974
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	13,628,289	2,354,709
Net Asset Value, Redemption Price, and Offering Price Per Share	$22.31*	$9.63

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	25

Leuthold Funds
Statements of Assets and Liabilities (continued) March 31, 2021 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
ASSETS:
Investments, at cost	$5,802,350	$41,423,346	$12,867,982

Investments, at fair value	10,116,318	41,423,346	14,569,071
Receivable for Fund shares sold	21,000	105,932	—
Receivable for investments sold	—	2,392,495	—
Collateral at broker for securities sold short	—	54,910,036	—
Tri-party collateral held at custodian	—	10,000,001	—
Interest receivable	1	349	9
Dividends receivable	2,937	—	—
Due to Adviser	52	—	—
Other assets	10,232	12,496	5,681
Total Assets	10,150,540	108,844,655	14,574,761

LIABILITIES:
Securities sold short, at fair value
(proceeds $0, $47,674,190, and $0, respectively)	—	50,313,096	—
Payable for investments purchased	—	4,156,979	—
Payable for Fund shares redeemed	8,133	127,764	—
Payable to Adviser	—	57,469	495
Payable to Custodian	2,840	2,002,357	865
Payable to Directors	667	4,068	1,019
Dividends payable on securities sold short	—	46,136	—
Shareholder servicing fees payable	1,834	4,157	—
Accrued expenses and other liabilities	36,198	88,474	45,289
Total Liabilities	49,672	56,800,500	47,668
NET ASSETS	$10,100,868	$52,044,155	$14,527,093

26	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds
Statements of Assets and Liabilities (continued) March 31, 2021 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
NET ASSETS CONSIST OF:
Capital stock	$5,061,764	$401,141,562	$12,838,090
Total distributable earnings	5,039,104	(349,097,407)	1,689,003
Total Net Assets	$10,100,868	$52,044,155	$14,527,093

Retail Class Shares
Net assets	$10,100,868	$52,044,155	$14,527,093
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	313,955	6,885,089	500,000
Net Asset Value, Redemption Price, and Offering Price Per Share	$32.17*	$7.56	$29.05

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	27

Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
INVESTMENT INCOME:
Dividend income
(net of foreign taxes withheld of $12,194 and $30,875, respectively)	$2,615,496	$143,529
Interest income	249,457	8,131
Total investment income	2,864,953	151,660

EXPENSES:
Investment advisory fees (Note 3)	2,535,535	119,599
Administration fees	141,816	14,358
Transfer agent fees (Note 5)	127,049	20,297
Legal fees	25,924	2,906
Audit fees	53,289	16,540
Fund accounting fees	53,202	6,338
Custody fees	27,948	16,750
Shareholder servicing fees - Retail Class (Note 5)	136,643	—
Registration fees	26,275	20,099
Report to shareholders	36,963	1,695
Directors’ fees	85,326	4,024
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	3,318
Other	31,491	2,438
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	3,281,461	228,362
Dividends and interest on securities sold short	332,243	20,147
Recoupment from Adviser (Note 3)	—	8,223
Total expenses	3,613,704	256,732
NET INVESTMENT LOSS	$(748,751)	$(105,072)

28	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Unaffiliated investments	$39,680,136	$1,219,330
Affiliated investments	172,745	—
Investment companies	981,161	96,625
Realized gain distributions received from investment companies	413	—
Securities sold short	(9,842,500)	(335,352)
Foreign currency and foreign currency translation	7,733	(109)
Net unrealized appreciation (depreciation) during the period on:
Unaffiliated investments	45,064,049	3,372,229
Affiliated investments	(817,120)	—
Investment companies	(1,346,118)	(243,034)
Securities sold short	(3,842,503)	(228,361)
Foreign currency and foreign currency translation	371,980	(12,551)
Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	70,429,976	3,868,777
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,681,225	$3,763,705

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	29

Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income
(net of foreign taxes withheld of $755, $0, and $0, respectively)	$53,824	$2,769	$59,507
Total investment income	53,824	2,769	59,507

EXPENSES:
Investment advisory fees (Note 3)	47,049	476,214	32,325
Administration fees	9,081	22,103	18,790
Transfer agent fees (Note 5)	2,295	33,581	5,188
Legal fees	342	5,867	13,508
Audit fees	16,539	16,540	9,235
Fund accounting fees	2,442	6,923	5,397
Custody fees	2,859	2,148	1,156
Shareholder servicing fees - Retail Class (Note 5)	5,326	21,285	—
Registration fees	14,302	31,471	—
Report to shareholders	765	6,615	59
Directors’ fees	1,349	9,470	2,087
Other	1,028	5,223	4,830
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	103,377	637,440	92,575
Dividends and interest on securities sold short	—	485,038	—
Reimbursement from Adviser (Note 3)	(32,804)	—	(50,552)
Total expenses	70,573	1,122,478	42,023
NET INVESTMENT INCOME (LOSS)	$(16,749)	$(1,119,709)	$17,484

30	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$966,696	$—	$—
Investment companies	—	—	128,213
Securities sold short	—	(30,447,939)	—
Net unrealized appreciation (depreciation) during the period on:
Investments	1,344,857	—	—
Investment companies	—	—	1,035,927
Securities sold short	—	(574,290)	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	2,311,553	(31,022,229)	1,164,140
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,294,804	$(32,141,938)	$1,181,624

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	31

Leuthold Core Investment Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(748,751)	$284,150
Net realized gain on investments, investment companies,securities sold short, and foreign currency and foreign currency translation	30,999,688	3,976,996
Net unrealized appreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	39,430,288	28,929,603
Net increase in net assets from operations	69,681,225	33,190,749

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(329,501)	(5,114,896)
Distributions - Institutional Class	(349,324)	(5,125,299)
Total distributions	(678,825)	(10,240,195)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	14,976,946	22,568,562
Proceeds from shares sold - Institutional Class	26,580,168	63,625,590
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	315,155	4,812,373
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	318,807	4,564,710
Cost of shares redeemed - Retail Class*	(39,920,192)	(80,719,938)
Cost of shares redeemed - Institutional Class**	(27,090,759)	(111,124,173)
Net decrease in net assets from capital share transactions	(24,819,875)	(96,272,876)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	44,182,525	(73,322,322)
NET ASSETS
Beginning of period	544,951,987	618,274,309
End of period	$589,134,512	$544,951,987

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	707,227	1,213,798
Shares sold - Institutional Class	1,285,505	3,414,384
Shares issued to holders in reinvestment of dividends - Retail Class	15,502	258,592
Shares issued to holders in reinvestment of dividends - Institutional Class	15,643	245,386
Shares redeemed - Retail Class	(1,923,309)	(4,336,506)
Shares redeemed - Institutional Class	(1,298,618)	(6,058,834)
Net decrease in shares outstanding	(1,198,050)	(5,263,180)

*Net of redemption fees of (Retail Class):	$251	$1,712
**Net of redemption fees of (Institutional Class):	$244	$2,754

32	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(105,072)	$55,585
Net realized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	980,494	(119,204)
Net unrealized appreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	2,888,283	576,272
Net increase in net assets from operations	3,763,705	512,653

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(1,933)	(53,171)
Distributions - Institutional Class	(56,872)	(205,817)
Total distributions	(58,805)	(258,988)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	971,173	1,315,364
Proceeds from shares sold - Institutional Class	231,573	2,575,923
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	1,883	51,854
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	55,613	175,787
Cost of shares redeemed - Retail Class*	(647,189)	(4,141,527)
Cost of shares redeemed - Institutional Class**	(1,761,376)	(27,606,497)
Net decrease in net assets from capital share transactions	(1,148,323)	(27,629,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	2,556,577	(27,375,431)
NET ASSETS
Beginning of period	25,786,977	53,162,408
End of period	$28,343,554	$25,786,977

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	102,030	159,784
Shares sold - Institutional Class	26,322	311,163
Shares issued to holders in reinvestment of dividends - Retail Class	213	6,270
Shares issued to holders in reinvestment of dividends - Institutional Class	6,200	20,952
Shares redeemed - Retail Class	(74,782)	(522,085)
Shares redeemed - Institutional Class	(196,145)	(3,376,531)
Net decrease in shares outstanding	(136,162)	(3,400,447)

*Net of redemption fees of (Retail Class):	$—	$—
**Net of redemption fees of (Institutional Class):	$1	$4

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	33

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
OPERATIONS:
Net investment loss	$(16,749)	$(14,831)
Net realized gain on investments and foreign currency and foreign currency translation	966,696	859,279
Net unrealized appreciation on investments	1,344,857	152,501
Net increase in net assets from operations	2,294,804	996,949

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(633,555)	(328,244)
Total distributions	(633,555)	(328,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	326,515	1,399,080
Proceeds from shares issued to holders in reinvestment of dividends	606,503	307,570
Cost of shares redeemed	(1,170,407)	(5,482,231)
Net decrease in net assets from capital share transactions	(237,389)	(3,775,581)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	1,423,860	(3,106,876)
NET ASSETS
Beginning of period	8,677,008	11,783,884
End of period	$10,100,868	$8,677,008

CHANGES IN SHARES OUTSTANDING:
Shares sold	11,198	61,824
Shares issued to holders in reinvestment of dividends	22,405	12,220
Shares redeemed	(40,255)	(224,385)
Net decrease in shares outstanding	(6,652)	(150,341)

34	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
OPERATIONS:
Net investment loss	$(1,119,709)	$(2,734,847)
Net realized loss on securities sold short and foreign currency and foreign currency translation	(30,447,939)	(75,197,645)
Net unrealized depreciation on securities sold short	(574,290)	(9,060,474)
Net decrease in net assets from operations	(32,141,938)	(86,992,966)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	—	(52,038)
Total distributions	—	(52,038)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	79,299,501	414,198,829
Proceeds from shares issued to holders in reinvestment of dividends	—	44,541
Cost of shares redeemed	(118,252,925)	(296,296,935)
Net increase (decrease) in net assets from capital share transactions	(38,953,424)	117,946,435

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(71,095,362)	30,901,431
NET ASSETS
Beginning of period	123,139,517	92,238,086
End of period	$52,044,155	$123,139,517

CHANGES IN SHARES OUTSTANDING:
Shares sold	8,676,361	26,268,586
Shares issued to holders in reinvestment of dividends	—	3,121
Shares redeemed	(13,173,647)	(20,601,350)
Net increase (decrease) in shares outstanding	(4,497,286)	5,670,357

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	35

Leuthold Core ETF

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020*
	(Unaudited)
OPERATIONS:
Net investment income	$17,484	$19,043
Net realized gain (loss) on investment companies and futures contracts	128,213	(112,540)
Net unrealized appreciation on investment companies	1,035,927	665,162
Net increase in net assets from operations	1,181,624	571,665

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(78,856)	—
Total distributions	(78,856)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,794,625	11,319,330
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(687,690)	(573,605)
Net increase in net assets from capital share transactions	2,106,935	10,745,725

TOTAL INCREASE IN NET ASSETS:	3,209,703	11,317,390
NET ASSETS
Beginning of period	11,317,390	—
End of period	$14,527,093	$11,317,390

CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	450,001
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(25,000)	(25,001)
Net increase in shares outstanding	75,000	425,000

* The Fund commenced operations on January 6, 2020. The information presented is for the period January 6, 2020 through September 30, 2020.

36	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception– Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	01/31/2006

Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	07/01/2008	04/30/2008

Leuthold Select Industries Fund	Capital appreciation	06/19/2000	n/a

Grizzly Short Fund	Capital appreciation	06/19/2000	n/a

Leuthold Core ETF	Capital appreciation and income	01/06/2020	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)	Investment Valuation – Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange, but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Exchange-traded options are valued at the last reported sale price priced on the primary exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non- exchange traded options are valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Board of Directors (“Directors”) pursuant to the Funds’ “Pricing and Valuation Guidelines.”

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Leuthold Funds

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Directors have approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker- dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b)	Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

38	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2021:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$5,415,618	$—	$—	$5,415,618
Biotechnology	15,055,193	—	—	15,055,193
Capital Markets	31,438,395	—	—	31,438,395
Chemicals	—	—	6,468	6,468
Construction & Engineering	5,383,674	—	—	5,383,674
Consumer Finance	1,945,567	—	—	1,945,567
Containers & Packaging	23,386,404	—	—	23,386,404
Distributors	3,093,688	—	—	3,093,688
Diversified Telecommunication Services	3,718,634	—	—	3,718,634
Electronic Equipment, Instruments & Components	9,063,101	—	—	9,063,101
Health Care Providers & Services	44,580,997	—	—	44,580,997
Household Durables	31,036,285	—	—	31,036,285
Insurance	21,216,266	—	—	21,216,266
Interactive Media & Services	14,104,177	—	—	14,104,177
IT Services	14,709,939	—	—	14,709,939
Media	3,420,780	—	—	3,420,780
Metals & Mining	1,991,844	—	—	1,991,844
Multiline Retail	24,328,705	—	—	24,328,705
Paper & Forest Products	2,157,893	—	—	2,157,893
Professional Services	15,889,152	—	—	15,889,152
Semiconductors & Semiconductor Equipment	39,954,624	—	—	39,954,624
Software	14,935,697	—	—	14,935,697
Specialty Retail	14,518,470	—	—	14,518,470
Technology Hardware, Storage & Peripherals	6,785,627	—	—	6,785,627
Thrifts & Mortgage Finance	3,556,935	—	—	3,556,935
Trading Companies & Distributors	8,860,754	—	—	8,860,754
Wireless Telecommunication Services	1,877,095	—	—	1,877,095
Total Common Stocks	$362,425,514	$—	$6,468	$362,431,982
Exchange Traded Funds	114,254,137	—	—	114,254,137
Corporate Bonds	—	9,891,722	—	9,891,722
Foreign Government Bonds	—	17,410,356	—	17,410,356
Money Market Funds	75,307,277	—	—	75,307,277
Total Investments in Securities	$551,986,928	$27,302,078	$6,468	$579,295,474

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$10,362,276	$—	$—	$10,362,276
Exchange Traded Funds	33,157,992	—	—	33,157,992
Total Securities Sold Short	$43,520,268	$—	$—	$43,520,268

Leuthold Funds - 2021 Semi-Annual Report	39

Leuthold Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2020	$6,488
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(20	)*
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2021	$6,468	(1)
Change in net unrealized depreciation during
the period for Level 3 investments held at March 31, 2021:	$(20)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$240,283	$—	$—	$240,283
Banks	1,087,761	181,574	—	1,269,335
Capital Markets	1,353,459	142,874	—	1,496,333
Communications Equipment	871,830	219,167	—	1,090,997
Construction Materials	277,481	648,835	—	926,316
Containers & Packaging	640,582	271,558	—	912,140
Distributors	97,740	—	—	97,740
Health Care Providers & Services	769,263	—	—	769,263
Household Durables	1,450,273	759,590	—	2,209,863
Insurance	564,664	296,302	—	860,966
Interactive Media & Services	917,467	79,488	—	996,955
IT Services	376,820	450,192	—	827,012
Life Sciences Tools & Services	652,563	308,765	—	961,328
Marine	—	260,217	—	260,217
Metals & Mining	678,437	556,068	—	1,234,505
Multiline Retail	—	212,428	—	212,428
Paper & Forest Products	—	—	47,928	47,928
Professional Services	259,959	—	—	259,959
Semiconductors & Semiconductor Equipment	1,589,924	1,171,008	—	2,760,932
Specialty Retail	124,533	—	—	124,533
Technology Hardware, Storage & Peripherals	286,707	—	—	286,707
Trading Companies & Distributors	366,896	414,411	—	781,307
Total Common Stocks	$12,606,642	$5,972,477	$47,928	$18,627,047

40	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

Leuthold Global Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,556,022	$—	$—	$4,556,022
Corporate Bonds	—	582,252	—	582,252
Foreign Government Bonds	—	1,146,840	—	1,146,840
Money Market Funds	2,678,724	—	—	2,678,724
Total Investments in Securities	$19,841,388	$7,701,569	$47,928	$27,590,885

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$170,618	$—	$—	$170,618
Exchange Traded Funds	1,565,396	—	—	1,565,396
Total Securities Sold Short	$1,736,014	$—	$—	$1,736,014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2020	$48,077
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(149	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2021	$47,928	(1)
Change in net unrealized depreciation during the period for Level 3 investments held at March 31, 2021:	$(149)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$10,078,388	$—	$—	$10,078,388
Money Market Funds	37,930	—	—	37,930
Total Investments in Securities	$10,116,318	$—	$—	$10,116,318

The Fund did not invest in any Level 3 securities during the period.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$41,423,346	$—	$—	$41,423,346
Total Investments in Securities	$41,423,346	$—	$—	$41,423,346

Leuthold Funds - 2021 Semi-Annual Report	41

Leuthold Funds

Grizzly Short Fund (continued)
Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$35,496,544	$—	$—	$35,496,544
Exchange Traded Funds	14,816,552	—	—	14,816,552
Total Securities Sold Short	$50,313,096	$—	$—	$50,313,096

The Fund did not invest in any Level 3 securities during the period.

Leuthold Core ETF
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,500,783	$—	$—	$13,500,783
Money Market Funds	1,068,288	—	—	1,068,288
Total Investments in Securities	$14,569,071	$—	$—	$14,569,071

The Fund did not invest in any Level 3 securities during the period.

For further information regarding security characteristics, see the Schedules of Investments and Schedules of Securities Sold Short.

c)	Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2020 and 2019 was as follows:

Year Ended September 30, 2020
Distributions paid from:	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
Ordinary income	$771,119	$258,988	$––	$52,038	$––
Long-term capital gain*	9,469,076	––	328,244	––	––
Total distributions paid	$10,240,195	$258,988	$328,244	$52,038	$––

Year Ended September 30, 2019
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary income	$2,916,524	$198,337	$––	$838,199
Long-term capital gain*	72,654,792	5,455,871	1,295,440	––
Total Distributions Paid	$75,571,316	$5,654,208	$1,295,440	$838,199

*	The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

42	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

        At September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
Undistributed ordinary income	$––	$58,805	$––	$––	$67,683
Undistributed long-term gains	678,676	––	440,286	––	––
Distributable earnings	678,676	58,805	440,286	––	67,683
Capital loss carryover and late-year losses	––	(1,878,791)	(8,921)	(310,537,706)	(138,087)
Other accumulated gains (losses)	(730,220)	(20,058)	––	(2,361,084)	––
Unrealized appreciation (depreciation)	123,211,894	1,872,747	2,946,490	(4,056,679)	656,639
Total accumulated earnings (deficit)	$123,160,350	$32,703	$3,377,855	$(316,955,469)	$586,235

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, realized gain on redemptions in kind, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Leuthold Core Investment Fund	$(3,389,434)	$3,389,434
Leuthold Global Fund	209	(209)
Leuthold Select Industries Fund	(167,848)	167,848
Grizzly Short Fund	—	—
Leuthold Core ETF	14,570	(14,570)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
Unlimited Short-Term	$—	$(1,878,791)	$—	$(308,444,597)	$(85,714)
Unlimited Long-Term	—	—	—	—	(52,373)

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Leuthold Funds

The Leuthold Select Industries Fund and Grizzly Short Fund intend to defer and treat $8,921 and $2,093,109, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2020 as arising on the first day of the fiscal year ending September 30, 2021.

As of March 31, 2021, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or penalties.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund, and are declared and paid annually for the Leuthold Core ETF. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)	Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)	Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund – Leuthold Core, Ltd. and Leuthold Global, Ltd (the “Subsidiaries”) previously acted as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund, respectively. The Subsidiaries were liquidated in May 2018 and, therefore, the financial statements of these Funds are no longer consolidated.

g)	Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.

With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable

44	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statement of Assets and Liabilities as an asset.

h)	Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)	Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)	Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)	Managed Futures Strategy/Commodities Risk (Leuthold Core ETF only) – The Fund may invest in underlying investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an underlying investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; pandemics and other global health emergencies; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism; tariffs; and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic, or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity underlying investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

l)	Shares May Trade at Prices Other Than NAV (Leuthold Core ETF only) – As with all exchange traded funds (“ETFs”), shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra- day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Leuthold Funds - 2021 Semi-Annual Report	45

Leuthold Funds

m)	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk (Leuthold Core ETF only) – The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

n)	Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operation and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

2.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and securities sold short, for the six-months ended March 31, 2021 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF
Purchases	$105,253,026	$6,319,753	$2,182,362	$5,263,756
Sales	149,751,358	8,006,291	3,029,893	3,669,976

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2020, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
Tax cost of investments	$401,855,441	$22,940,546	$5,775,215	$98,064,864	$10,679,918
Unrealized appreciation	134,039,712	3,658,912	3,009,900	—	713,700
Unrealized depreciation	(7,233,351)	(1,832,786)	(63,410)	—	(57,061)
Net unrealized appreciation (depreciation)	$126,806,361	$1,826,126	$2,946,490	$—	$656,639

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

46	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the six- months ended March 31, 2021. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund
Security Name	Share Balance 03/31/21	Fair Value at 09/30/20	Purchases	Sales	Realized Gain (loss)	Change in Unrealized Appreciation	Fair Value at 03/31/21	Dividend Income
Invesco CurrencyShares Japanese Yen Trust	145,298	$ 17,434,047	$ —	$ (4,416,095)	$ 172,745	$ (817,119)	$ 12,373,578	$ —

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
0.90%	0.90%	1.00%	1.25%	0.50%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
1.25%	1.85%	1.50%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

Leuthold Funds - 2021 Semi-Annual Report	47

Leuthold Funds

  Amounts subject to future recoupment as of March 31, 2021 are as follows:

Leuthold Global Fund		Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2023	$4,641	9/30/2021	$18,127
9/30/2024	196	9/30/2022	39,650
		9/30/2023	119,193
		9/30/2024	36,927

Leuthold Core ETF
Year of Expiration	Recoverable Amount
9/30/2023	$117,025
9/30/2024	50,552

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

4.	DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.	SUB-TRANSFER AGENT & SHAREHOLDER SERVICING FEE PLANS

The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

6.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

48	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

7.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund will take into account relevant market, trading, and investment specific consideration when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

8.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

During the period ended March 31, 2021, the Funds did not engage in securities lending.

Leuthold Funds - 2021 Semi-Annual Report	49

Leuthold Core Investment Fund - Retail - LCORX
Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$19.70		$18.77	$20.50	$20.54	$18.06	$18.44
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.03)		0.00 (3)	0.09	0.05	0.04	(0.01)
Net realized and unrealized gain (loss) on investments and securities sold short	2.61		1.24	0.08	0.61	2.53	0.32
Total from investment operations	2.58		1.24	0.17	0.66	2.57	0.31
Less distributions:
From net investment income	—		(0.04)	(0.07)	(0.05)	(0.01)	—
From net realized gain	(0.03)		(0.27)	(1.83)	(0.65)	(0.08)	(0.69)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.03)		(0.31)	(1.90)	(0.70)	(0.09)	(0.69)
Net asset value, end of period	$22.25		$19.70	$18.77	$20.50	$20.54	$18.06

Total Return	13.08%		6.72%	1.21%	3.23%	14.31%	1.76%

Supplemental data and ratios:
Net assets, end of period	$285,109,545		$276,018,345	$316,887,197	$403,095,456	$464,660,913	$524,731,192
Ratio of expenses to average net assets(4)	1.33	%(7)	1.34%	1.32%	1.38%	1.21%	1.29%
Ratio of net investment income (loss) to average net assets(5)	(0.32	)%(7)	0.00%	0.48%	0.26%	0.20%	(0.08)%
Portfolio turnover rate(6)	23.75%		60.08%	66.68%	79.00%	52.36%	109.32%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.21% for the six months ended March 31,2021, 1.20% for the year ended September 30, 2020, 1.20% for the year ended September 30, 2019, 1.19% for the year ended September 30, 2018, 1.19% for the year ended September 30, 2017, and 1.17% for the year ended September 30, 2016.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

50	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$19.74		$18.81	$20.53	$20.56	$18.08	$18.43
Income from investment operations:
Net investment income (loss)(2)	(0.02)		0.02	0.11	0.08	0.06	0.01
Net realized and unrealized gain on investments and securities sold short	2.62		1.23	0.09	0.60	2.53	0.33
Total from investment operations	2.60		1.25	0.20	0.68	2.59	0.34

Less distributions:
From net investment income	—		(0.05)	(0.09)	(0.06)	(0.03)	—
From net realized gain	(0.03)		(0.27)	(1.83)	(0.65)	(0.08)	(0.69)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.03)		(0.32)	(1.92)	(0.71)	(0.11)	(0.69)
Net asset value, end of period	$22.31		$19.74	$18.81	$20.53	$20.56	$18.08

Total Return	13.16%		6.76%	1.33%	3.35%	14.43%	1.93%

Supplemental data and ratios:
Net assets, end of period	$304,024,967		$268,933,642	$301,387,112	$434,163,780	$385,390,357	$378,962,827
Ratio of expenses to average net assets(4)	1.24	%(7)	1.25%	1.22%	1.27%	1.10%	1.17%
Ratio of net investment income (loss) to average net assets(5)	(0.22	%)(7)	0.10%	0.58%	0.37%	0.30%	0.04%
Portfolio turnover rate(6)	23.75%		60.08%	66.68%	79.00%	52.36%	109.32%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.12% for the six months ended March 31, 2021, 1.11% for the year ended September 30, 2020, 1.10% for the year ended September 30, 2019, 1.08% for the year ended September 30, 2018, 1.08% for the year ended September 30, 2017, and 1.05% for the year ended September 30, 2016.
(5)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	51

Leuthold Global Fund - Retail - GLBLX

Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.24		$8.09	$9.11	$10.05	$9.86	$10.03
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.04)		0.00 (3)	0.02	0.03	0.04	(0.01)
Net realized and unrealized gain (loss) on investments and securities sold short	1.30		0.21	(0.39)	(0.07)	1.02	0.21
Total from investment operations	1.26		0.21	(0.37)	(0.04)	1.06	0.20

Less distributions:
From net investment income	0.00	(3)	(0.06)	(0.01)	(0.02)	—	—
From net realized gain	—		—	(0.64)	(0.88)	(0.87)	(0.37)
Redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Total distributions	—		(0.06)	(0.65)	(0.90)	(0.87)	(0.37)
Net asset value, end of period	$9.50		$8.24	$8.09	$9.11	$10.05	$9.86

Total Return	15.34%		2.56%	(3.97)%	(0.67)%	12.02%	1.89%

Supplemental data and ratios:
Net assets, end of period	$5,663,580		$4,690,110	$7,485,394	$18,362,218	$24,040,140	$78,743,516
Ratio of expenses to average net assets(4)
Before expense reimbursement or recovery	1.99	%(7)	1.94%	1.88%	1.75%	1.56%	1.82%
After expense reimbursement or recovery	2.05	%(7)	1.91%	1.88%	1.75%	1.56%	1.82%
Ratio of net investment income (loss)to average net assets(5)
Before expense reimbursement or recovery	(0.84	)%(7)	(0.03)%	0.27%	0.28%	0.38%	(0.15)%
After expense reimbursement or recovery	(0.90	)%(7)	0.01%	0.27%	0.28%	0.38%	(0.15)%
Portfolio turnover rate(6)	29.55%		55.31%	93.77%	79.09%	63.13%	102.93%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement and recovery were 1.84% and 1.91% for the six months ended March 31, 2021, 1.74% and 1.69% for the year ended September 30, 2020, 1.62% and 1.62% for the year ended September 30, 2019, 1.54% and 1.54% for the year ended September 30, 2018, 1.56% and 1.56% for the year ended September 30, 2017, and 1.61% and 1.61% for the year ended September 30, 2016, respectively.
(5)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

52	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.38		$8.21	$9.23	$10.16	$9.95	$10.10
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.03)		0.02	0.04	0.05	0.06	0.01
Net realized and unrealized gain (loss) on investments and securities sold short	1.30		0.21	(0.39)	(0.07)	1.03	0.21
Total from investment operations	1.27		0.23	(0.35)	(0.02)	1.09	0.22

Less distributions:
From net investment income	(0.02)		(0.06)	(0.03)	(0.03)	(0.01)	—
From net realized gain	—		—	(0.64)	(0.88)	(0.87)	(0.37)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.02)		(0.06)	(0.67)	(0.91)	(0.88)	(0.37)
Net asset value, end of period	$9.63		$8.38	$8.21	$9.23	$10.16	$9.95

Total Return	15.21%		2.79%	(3.70)%	(0.43)%	12.28%	2.18%

Supplemental data and ratios:
Net assets, end of period	$22,679,974		$21,096,867	$45,677,014	$64,388,940	$78,614,144	$103,921,200
Ratio of expenses to average net assets(4)
Before expense reimbursement or recovery	1.84	%(7)	1.73%	1.63%	1.50%	1.36%	1.57%
After expense reimbursement or recovery	1.91	%(7)	1.69%	1.63%	1.50%	1.36%	1.57%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement or recovery	(0.71	)%(7)	0.17%	0.52%	0.53%	0.58%	0.10%
After expense reimbursement or recovery	(0.77	)%(7)	0.21%	0.52%	0.53%	0.58%	0.10%
Portfolio turnover rate(6)	29.55%		55.31%	93.77%	79.09%	63.13%	102.93%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement and recovery were 1.69% and 1.75% for the six months ended March 31, 2021, 1.53% and 1.49% for the year ended September 30, 2020, 1.37% and 1.37% for the year ended September 30, 2019, 1.29% and 1.29% for the year ended September 30, 2018, 1.36% and 1.36% for the year ended September 30, 2017, and 1.36% and 1.36% for the year ended September 30, 2016, respectively.
(5)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	53

Leuthold Select Industries Fund - LSLTX

Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$27.06		$25.02	$27.31	$26.32	$21.41	$21.27
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)		(0.04)	(0.03)	(0.01)	(0.02)	0.00 (3)
Net realized and unrealized gain (loss) on investments	7.12		2.81	(0.16)	2.28	4.93	0.45
Total from investment operations	7.07		(2.77)	(0.19)	2.27	4.91	0.45

Less distributions:
From net investment income	-		-	-	(0.01)	-	(0.03)
From net realized gain	(1.96)		(0.73)		(2.10)	(1.27)	(0.28)
Total distributions	(1.96)		(0.73)		(2.10)	(1.28)	(0.31)
Net asset value, end of period	$32.17		$27.06	$25.02	$27.31	$26.32	$21.41

Total Return	27.48%		11.28%	(0.19)%	8.89%	22.93%	2.09%

Supplemental data and ratios:
Net assets, end of period	$10,100,868		$8,677,008	$11,783,884	$18,111,932	$15,045,866	$12,630,891
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.20	%(4)	2.75%	1.77%	1.65%	1.80%	1.72%
After expense reimbursement or recovery	1.50	%(4)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.05	)%(4)	(1.40)%	(0.39)%	(0.17)%	(0.39)%	(0.20)%
After expense reimbursement or recovery	(0.36	)%(4)	(0.16)%	(0.12)%	(0.02)%	(0.09)%	0.02%
Portfolio turnover rate	23.71%		73.99%	72.87%	104.00%	62.72%	118.26%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

54	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund - GRZZX

Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30, 2020	Year Ended September 30, 2020	Year Ended September 30, 2020	Year Ended September 30, 2020	Year Ended September 30, 2020
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$10.82		$16.15	$17.65	$21.48	$24.68	$31.96
Income (loss) from investment operations:
Net investment income (loss)(3)	(0.13)		(0.31)	0.19	(0.03)	(0.40)	(0.72)
Net realized and unrealized loss on investments and securities sold short	(3.13)		(5.01)	(1.54)	(3.80)	(2.80)	(6.56)
Total from investment operations	(3.26)		(5.32)	(1.35)	(3.83)	(3.20)	(7.28)

Less distributions:
From net investment income	—		(0.01)	(0.15)	—	—	—
From net realized gain	—		—	—	—	—	—
Total distributions	—		(0.01)	(0.15)	—	—	—
Net asset value, end of period	$7.56		$10.82	$16.15	$17.65	$21.48	$24.68

Total Return	(30.13)%		(32.96)%	(7.62)%	(17.83)%	(12.97)%	(22.78)%

Supplemental data and ratios:
Net assets, end of period	$52,044,155		$123,139,517	$92,238,086	$98,948,757	$205,698,273	$178,211,844
Ratio of expenses to average net assets(4)	2.95	%(7)	2.84%	2.61%	2.64%	2.63%	2.65%
Ratio of net investment income (loss) to average net assets(5)	(2.94	)%(7)	(2.23)%	1.08%	(0.54)%	(1.78)%	(2.50)%
Portfolio turnover rate(6)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 18, 2018.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.68% for the six months ended March 31, 2021, 1.24% for the year ended September 30, 2020, 1.60% for the year ended September 30, 2019, 1.53% for the year ended September 30, 2018, 1.54% for the year ended September 30, 2017, and 1.52% for the year ended September 30, 2016.
(5)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2021 Semi-Annual Report	55

Leuthold Core ETF - LCR
Financial Highlights

	Six Months Ended March 31, 2021	Period Ended September 30 2020(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$26.63	$25.00
Income from investment operations:
Net investment income(4)	0.04	0.08
Net realized and unrealized gain on investments and futures contracts	2.56	1.55
Total from investment operations	2.60	1.63

Less distributions:
From net investment income	(0.18)	—
From net realized gain	—	—
Total distributions	(0.18)	—
Net asset value, end of period	$29.05	$26.63

Total Return	9.79%	6.52%

Supplemental data and ratios:
Net assets, end of period	$14,527,093	$11,317,390
Ratio of expenses to average net assets(4):
Before expense reimbursement or recovery	1.43%	3.31%
After expense reimbursement or recovery	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(4):
Before expense reimbursement or recovery	(0.51)%	(2.23)%
After expense reimbursement or recovery	0.27%	0.43%
Portfolio turnover rate	30.31%	47.53%

(1)	Fund commenced operations on January 6, 2020. Information presented is for the period January 6, 2020 through September 30, 2020. Information presented is not annualized unless otherwise noted.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Annualized.

56	Leuthold Funds - 2021 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Expense Examples – March 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2020 - March 31, 2021).

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund and Leuthold Global Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Leuthold Funds - 2021 Semi-Annual Report	57

Leuthold Funds
Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual**	$1,000.00	$1,130.80	$7.07
Hypothetical (5% return before expenses)***	1,000.00	1,018.30	6.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.43 and the Fund’s annualized expense ratio would be 1.21%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.09 and the Fund’s annualized expense ratio would be 1.21%

Leuthold Core Investment Fund - Institutional Class - LCRIX
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual**	$1,000.00	$1,131.60	$6.59
Hypothetical (5% return before expenses)***	1,000.00	1,018.75	6.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.95 and the Fund’s annualized expense ratio would be 1.12%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.64 and the Fund’s annualized expense ratio would be 1.12%

Leuthold Global Fund - Retail Class - GLBLX
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual**	$1,000.00	$1,153.40	$11.01
Hypothetical (5% return before expenses)***	1,000.00	1,014.71	10.30

*	Expenses are equal to the Fund’s annualized expense ratio of 2.05%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $10.25 and the Fund’s annualized expense ratio would be 1.91%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $9.60 and the Fund’s annualized expense ratio would be 1.91%

Leuthold Global Fund - Institutional Class - GLBIX
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual**	$1,000.00	$1,152.10	$10.25
Hypothetical (5% return before expenses)***	1,000.00	1,052.41	9.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $9.39 and the Fund’s annualized expense ratio would be 1.75%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.80 and the Fund’s annualized expense ratio would be 1.75%.

58	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds
Expense Example Tables (Unaudited) (continued)
Leuthold Select Industries Fund - LSLTX
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual	$1,000.00	$1,274.80	$8.51
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund - GRZZX
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual**	$1,000.00	$698.70	$12.49
Hypothetical (5% return before expenses)***	1,000.00	1,010.22	14.78

*	Expenses are equal to the Fund’s annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.11 and the Fund’s annualized expense ratio would be 1.68%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.45 and the Fund’s annualized expense ratio would be 1.68%.

Leuthold Core ETF - LCR
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 - March 31, 2021
Actual	$1,000.00	$1,097.90	$3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.69	3.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

Leuthold Funds - 2021 Semi-Annual Report	59

60	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

DISCLOSURE APPROVAL CONTINUATION INVESTMENT ADVISORY AGREEMENTS

On November 9, 2020, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Grizzly Short Fund, the Leuthold Select Industries Fund, and the Leuthold Global Fund (collectively the “Funds”, or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). (The investment advisory agreement for the Leuthold Core ETF is in effect until January 2022, and was not up for continuation at this meeting.) As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

•	A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Funds.

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Leuthold Funds

•	The costs and profitability of the Funds to the Adviser.

•	The independence, expertise, care, and conscientiousness of the Board of Directors.

•	Short-term and long-term investment performance of the Funds.

•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. The Directors then discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive.

Management noted that in employing its strategy, the Adviser conducts extensive quantitative research on target companies and industry groups. The Directors then discussed staffing at the Adviser and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review, the Directors believe that the Adviser provides high quality services to the Funds, and they noted that their overall confidence in the Adviser is high. The Directors also concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials.

Management discussed with the Board the Funds’ investment advisory fees and why the Funds’ fees appear higher than their peers. Management indicated that unlike some of the peers in the analyses that may employ some form of passive management into their strategies, the Adviser manages the Funds solely with an active approach. Mr. Mueller explained that at the Adviser’s size, they do not have the benefit of economies of scale that some of the larger investment advisers may experience. Additionally, Mr. Mueller discussed the Funds’ expense ratios and indicated that keeping the expense ratios as low as possible is a constant focus of the Adviser. After discussion, the Directors determined that the Funds’ advisory fees were within a reasonable range of their peers’ advisory fees, particularly in light of the Funds’ research intensive investment process.

62	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

The Directors compared the Funds’ proposed expense ratios to those of other comparable mutual funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. After review, the Directors concluded that the proposed expense ratios of the Funds were within a reasonable range of comparable mutual funds, and that the fees are reasonable.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of SMAs or private investment companies. Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•	With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

•	The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•	SMAs or private investment companies do not require the same level of services and oversight, nor do they present the same compliance risk.

The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies, and that the services performed by the Adviser for the Funds require a higher level of compliance resources from the Adviser. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies is reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent. The Directors noted that in connection with the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds. As result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for SMAs.

Performance

The Directors reviewed the Adviser’s quality of investment management, management history and ability to successfully market the Funds. They noted that while the Funds have had periods of underperformance, it is their expectation that the Adviser’s discipline will lead to more favorable results in the long-term. The Directors noted that the recent performance of the Funds (other than the Grizzly Short Fund) has been positive on an absolute basis and trending toward improved performance. They determined that the nature of the Grizzly Short Fund, which is designed to profit when stock prices decline, explains current underperformance, and that the Fund is operating as intended.

Leuthold Funds - 2021 Semi-Annual Report	63

Leuthold Funds

The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Directors believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

Costs and Profitability

The Directors considered the cost of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. In addition, each Independent Director received and reviewed a copy of the Adviser’s audited financial statements. They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower.

The Directors discussed in detail the profitability of the Adviser as it relates to the Funds, in meetings with management of the Adviser. They also discussed the impact of the intermediary service fees on the profitability of the Adviser. The Directors also considered the resources and revenues that the Adviser has put into managing and distributing the Funds and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within a reasonable range of industry averages.

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. However, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds and the Adviser’s efforts to keep overall expenses low, the Directors determined that the proposed fee schedules were reasonable. They determined that the Funds are not currently experiencing economies of scale given their size. The Directors determined to continue to assess the advisability of breakpoints as the Funds grow in size.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by aiding in the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

64	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

Conclusion

After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory agreements.

Leuthold Funds - 2021 Semi-Annual Report	65

Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	Somero Enterprises and Pioneer Sales Group

Steven R. Schroll (1957) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2019	Retired. Served as Senior Equity Portfolio Manager at Ameriprise Financial (Columbia Management) from 2002 to 2018.	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Sandler Companies (formerly known as Piper Jaffray Companies) and PREDEX.	5	Piper Sandler (f/k/a Piper Jaffray Companies) and PREDEX

66	Leuthold Funds - 2021 Semi-Annual Report

Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Interested Persons

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

Holly J. Weiss (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009	Chief Financial Officer of the Adviser since 2011. Controller of the Adviser from 2008 to 2011.	N/A	N/A

Roger A. Peters (1960) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886 for the Mutual Funds and (800) 306-8817 for the Leuthold Core ETF.

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge on the SEC’s website at http://www.sec.gov, upon request by calling toll-free (800) 273-6886 for the Mutual Funds and (800) 306-8817 for the Core ETF, or by accessing the Funds’ website at https://funds.leutholdgroup.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free (800) 273-6886 for the Mutual Funds and (800) 306-8817 for the Core ETF or on the SEC’s website at http://www.sec.gov.

Leuthold Funds - 2021 Semi-Annual Report	67

68	Leuthold Funds - 2021 Semi-Annual Report

Inside Back Cover - blank

Leuthold Funds

Investment Adviser:

The Leuthold Group, LLC, doing business

as Leuthold Weeden Capital Management,

Minneapolis, Minnesota

Administrator, Transfer Agent,

Fund Accountant,

Shareholder Servicing Agent:

U.S. Bancorp Fund Services, LLC,

Milwaukee, Wisconsin

Custodian:

U.S. Bank, N.A.,

Milwaukee, Wisconsin

Counsel:

Foley & Lardner, LLP,

Milwaukee, Wisconsin

Independent Registered

Public Accounting Firm:

Ernst & Young LLP,

Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Once filed, the Fund’s Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1-800-273-6886.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                          John Mueller, President/Principal Executive Officer

Date   June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                          John Mueller, President/Principal Executive Officer

Date   June 9, 2021

By (Signature and Title)* /s/ Holly Weiss
                                          Holly Weiss, Treasurer/Principal Financial Officer

Date   June 9, 2021

* Print the name and title of each signing officer under his or her signature.